Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 3,002,121
Adjustment on initial application of IAS 29			$ 443,223
Adjusted balances at January 1, 2018			1,243,263
Balance	2,616,484	$ 3,002,121
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	4,134,263	3,914,817
Concession rights due to concession extension		4,359
Acquisitions	129,092	355,256
Impairment	(62,268)	(42,801)
Disposals	(1,134)	(30)
Transfer to property plant and equipment	40	(27)
Transfer from property plant and equipment	(10)	1,766
Translation differences and inflation adjustment	(315,282)	(99,077)
Balance	3,884,701	4,134,263	3,914,817
Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	1,132,142
Balance		(981,275)
Disposals	208	24
Transfer from property plant and equipment	32	624
Amortization of the year	187,352	168,916
Translation differences and inflation adjustment	(51,101)	(18,649)
Balance		1,132,142
Balance	(1,268,217)		(981,275)
Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	2,943,341
Balance	2,608,095	2,943,341
Concession Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	4,057,431	3,837,668
Concession rights due to concession extension		4,359
Acquisitions	128,516	354,296
Impairment	(26,362)	(42,801)
Disposals	(1,134)	(30)
Transfer	(297)
Transfer to property plant and equipment		(36)
Transfer from property plant and equipment	(10)	1,766
Translation differences and inflation adjustment	(302,665)	(97,791)
Balance	3,855,479	4,057,431	3,837,668
Concession Assets | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	1,114,090
Balance		(964,466)
Disposals	208	24
Transfer from property plant and equipment	32	624
Amortization of the year	186,165	167,470
Translation differences and inflation adjustment	(52,695)	(18,446)
Balance		1,114,090
Balance	(1,247,384)		(964,466)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance	55,506
Balance	5,733	55,506
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	55,506	56,501
Impairment	35,906
Translation differences and inflation adjustment	(13,867)	(995)
Balance	5,733	55,506	56,501
Patent intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	3,274
Balance	2,656	3,274
Patent intellectual property rights and others | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	21,326	20,648
Acquisitions	576	960
Transfer	297
Transfer to property plant and equipment	40	9
Translation differences and inflation adjustment	1,250	(291)
Balance	23,489	21,326	20,648
Patent intellectual property rights and others | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	18,052
Balance		(16,809)
Amortization of the year	1,187	1,446
Translation differences and inflation adjustment	1,594	(203)
Balance		$ 18,052
Balance	$ (20,833)		$ (16,809)